STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

April 16, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust
(Registration Nos: 33-43846 and 811-524)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 153 ("Amendment No. 153") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").  Amendment No. 153 is being filed in order to add one new series to the Fund – Dreyfus Income Advantage Fund (the "New Series").

The New Series' investment objective is competitive interest income to the extent consistent with the maintenance of liquidity.  The New Series generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating.  The New Series invests in a diversified portfolio of high-quality, short-term debt securities.  Normally, the New Series invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.  The New Series is not a money market fund and does not seek to maintain a stable share price of $1.00.

The New Series will offer two classes of shares – Investor Shares and Institutional Shares.  The distribution fees and expenses, investor services and privileges and process for determining each class's net asset value will be the same as those of Investor Shares and Institutional Shares of other similar funds in the Dreyfus Family of Funds.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 153 in order to file certain exhibits, including revised management and distribution agreements, 12b-1 and 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	David Stephens

April 16, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust (Registration Nos: 33-43846 and 811-524)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Income Advantage Fund, acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE DREYFUS/LAUREL FUNDS TRUST

*By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President